Stock Option Plan and Warrants - Schedule of Stock Option Transactions (Details) (10-K) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Shares, Outstanding at Beginning of Year	6,741,200	6,046,200
Shares, Granted	2,500,000	695,000
Shares, Exercised	(1,270,000)
Shares, Forfeited or Canceled	(355,000)
Shares, Outstanding at End of Year	7,616,200	6,741,200
Shares, Options Exercisable at Year-End	7,616,200	6,741,200
Weighted-Average Fair Value of Options Granted During the Year	$ 0.25	$ 0.20
Weighted-Average Exercise Price, Outstanding at Beginning of Year	0.78	0.83
Weighted-Average Exercise Price, Granted	0.37	0.28
Weighted-Average Exercise Price, Exercised	0.16
Weighted-Average Exercise Price, Forfeited or Canceled	1.12
Weighted-Average Exercise Price, Outstanding at End of Year	0.73	0.78
Weighted-Average Exercise Price, Options Exercisable at Year-End	$ 0.73	$ 0.78